Commitments and Contingent Liabilities (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Schedule of Contract Amounts Represent Credit Risk

Financial instruments whose contract amounts represent credit risk are as follows:

	June 30, 2014	December 31, 2013
	(In thousands)
Commitments to extend credit	$82,532	$26,054
Unused commitments	786	657
Unused lines of credit:
Home equity	113,941	109,414
Credit cards	22,711	22,751
Commercial	104,052	54,840
Letters of credit	17,857	17,131
Credit enhancement under the Federal Home Loan Bank of Chicago Mortgage Partnership Finance Program	15,877	15,877

Financial instruments whose contract amounts represent credit risk are as follows:

	December 31, 2013	March 31, 2013
	(In thousands)
Commitments to extend credit	$26,054	$34,697
Unused commitments	657	—
Unused lines of credit:
Home equity	109,414	108,628
Credit cards	22,751	28,541
Commercial	54,840	15,666
Letters of credit	17,131	15,546
Credit enhancement under the Federal Home Loan Bank of Chicago Mortgage Partnership Finance Program	15,877	15,877